Equity - Dividends (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
5.00% cumulative convertible preferred stock series 2005 B
Class of Stock [Line Items]
Preferred stock, dividend rate	5.00%	5.00%
4.50% cumulative convertible preferred stock
Class of Stock [Line Items]
Preferred stock, dividend rate	4.50%
5.75% cumulative convertible preferred stock
Class of Stock [Line Items]
Preferred stock, dividend rate	5.75%	5.75%